UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Edwin Restrepo, President

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 835-5000

Date of fiscal year end:

December 31

Date of reporting period:

December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Absolute Return Fund *

Market Neutral Fund *

ANNUAL REPORT

December 31, 2010

* The Funds have reorganized into another Fund since December 31, 2010 and no longer conduct investment operations.  See inside for more details.

The year 2010 presented continued challenges for the Funds, ultimately resulting in their reorganization into a fund managed by a different investment adviser.  The Funds began the year anticipating the deployment of new investment programs following absolute return strategies.  However, operational issues with coordinating the various service providers delayed implementing the investment program at that time.  Accordingly, the Funds remained invested in short term money market funds or instruments as the Funds’ adviser worked to resolve these issues and implement the investment programs.  Once the Funds’ adviser informed the Board that it could not assure a prompt time period for resolving the issues, the Board considered various options for the Funds.  The Board considered a proposal from a fund managed by a different adviser that would provide shareholders the benefits of active management, and approved the reorganization of the Funds into the Tanaka Growth Fund, pending shareholder approval.  Pending that approval, the Funds remained invested in short term money market funds or instruments.  Effecting the reorganizations took longer than anticipated, and shareholders approved the reorganizations in December 2010.  The reorganizations were consummated in January 2011, and no shareholders remain in the Funds.

Since the Funds were not invested in the market during the year, and 2010 was a positive year for most markets, the Funds underperformed their former benchmarks.  During 2010, the Absolute Return Fund decreased 3.40% versus a return of 29.09% for the Russell 2000 Growth Index.  During 2010, the Market Neutral Fund decreased 2.10% versus a return of 17.64% for the Russell 3000 Growth Index.  The Funds would have implemented different benchmarks if they had been able to implement new investment programs, but likely would have trailed other benchmarks as well.  Due to the inability to implement the investment programs, market conditions had little impact on the Funds’ results for the year.

While 2010 was difficult for the Funds, shareholders now have the benefit of new management utilizing an active investment program with expenses that are lower than previously applicable to the Funds.  No shareholders remain in the Funds, and their existence will be terminated in the near future.

EMBARCADERO FUNDS PERFORMANCE

Market Neutral Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10

Fund	One Year	Five Years	Ten Years
Embarcadero Market Neutral Fund	(2.10)%	(14.30)%	(16.35)%
Russell 3000 Growth Index	17.64%	2.77%	(0.69)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD JANUARY 1, 2004 TO JUNE 30, 2006, FROM OCTOBER 1, 2008 TO JUNE 2009 AND SINCE JULY 26, 2010.  THE FUND HAS REORGANIZED, AS OF JANUARY 25, 2011, INTO THE TANAKA GROWTH FUND, SO CURRENT PERFORMANCE ABOUT THE FUND IS NO LONGER AVAILABLE.  PLEASE NOTE THAT THE FUND WAS INVESTED IN A SHORT-TERM MONEY MARKET ACCOUNT AS OF DECEMBER 31, 2010, AND FOR MOST OF 2010.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/00. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED FROM THE FIVE AND TEN YEAR RETURNS SHOWN ABOVE.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged and investors cannot invest in them.

Market Neutral Fund: $1,675
Russell 3000 Growth Index: $9,327
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/2000
12/31/2001
12/31/2002
12/31/2003
12/31/2004
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010

Absolute Return Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10

Fund	One Year	Five Years	Ten Years
Embarcadero Absolute Return Fund	(3.40)%	(13.66)%	(23.81)%
Russell 2000 Growth Index	29.09%	4.79%	3.26%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD SEPTEMBER 1, 2003 TO JUNE 30, 2006, FROM OCTOBER 1, 2008 TO JUNE 2009 AND SINCE JULY 26, 2010. THE FUND HAS REORGANIZED, AS OF JANUARY 25, 2011, INTO THE TANAKA GROWTH FUND, SO CURRENT PERFORMANCE ABOUT THE FUND IS NO LONGER AVAILABLE.  PLEASE NOTE THAT THE FUND WAS INVESTED IN A SHORT-TERM MONEY MARKET ACCOUNT AS OF DECEMBER 31, 2010, AND FOR MOST OF 2010.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/00. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED FROM THE FIVE AND TEN YEAR RETURNS SHOWN ABOVE.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

Indexes are unmanaged and investors cannot invest in them.

Absolute Return Fund: $658
Russell 2000 Growth Index: $13,785
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
12/31/10

Embarcadero Funds
Sector Weightings
December 31, 2010 (Unaudited)

As of December 31, 2010, the Embarcadero Funds' portfolios were invested in the following sectors:

Absolute Return Fund

Short-Term Investments	100.00%
Total	100.00%

Market Neutral Fund

Short-Term Investments	100.00%
Total	100.00%

Embarcadero Absolute Return Fund
Schedule of Investments
December 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 98.86%
7,792,811	UMB Money Market Fiduciary 0.01% * (Cost $7,792,811)	$ 7,792,811

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $7,792,811) - 98.86%	$ 7,792,811

	TOTAL INVESTMENTS (Cost $7,792,811) - 98.86%	$ 7,792,811

	OTHER ASSETS LESS LIABILITIES - 1.14%	90,217

	NET ASSETS - 100.00%	$ 7,883,028

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Schedule of Investments
December 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 99.26%
3,310,644	UMB Money Market Fiduciary 0.01% * (Cost $3,310,644)	$ 3,310,644

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,310,644) - 99.26%	$ 3,310,644

	TOTAL INVESTMENTS (Cost $3,310,644) - 99.26%	$ 3,310,644

	OTHER ASSETS LESS LIABILITIES - 0.74%	24,612

	NET ASSETS - 100.00%	$ 3,335,256

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Assets and Liabilities
December 31, 2010

	Absolute	Market
	Return	Neutral
Assets:
Investments in Securities, at Value
(Cost $7,792,811 and $3,310,664, respectively)	$ 7,792,811	$ 3,310,644

Cash	13,122	-
Receivables:
Accounts Receivable - Other (Note 8)	102,681	46,132
Dividends and Interest	70	30
Prepaid Expenses	76,350	23,974
Total Assets	7,985,034	3,380,780
Liabilities:
Payables:
Redemption Payable	2,046	2,717
Accrued Management Fees	3,575	1,500
Other Accrued Expenses (Note 9)	96,385	41,307
Total Liabilities	102,006	45,524
Net Assets	$ 7,883,028	$ 3,335,256

Net Assets Consist of:
Paid In Capital	$ 124,459,793	$ 32,712,188
Accumulated Realized Loss on Investments	(116,576,765)	(29,376,932)
Net Assets	$ 7,883,028	$ 3,335,256
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000
Issued and Outstanding	3,956,296	795,932

Net Asset Value and Offering Price Per Share	$ 1.99	$ 4.19

Short-term Redemption Price Per Share ($1.99 x 0.98), and ($4.19 x 0.98) *	$ 1.95	$ 4.11

* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statement of Operations
For the year ended December 31, 2010

	Absolute	Market
	Return	Neutral
Investment Income:
Dividends	$ -	$ 185
Interest	2,260	884
Total Investment Income	2,260	1,069

Expenses:
Advisory Fees (Note 4)	181,696	77,337
Administrative & Accounting Fees	31,507	5,883
Distribution Fees	12,939	9,009
Insurance Fees	166,307	50,900
Registration Fees	35,335	15,008
Proxy Fees & Reorganization Cost	69,022	46,906
Miscellaneous Fees	36,706	13,338
Legal Fees	122,360	44,630
Printing and Mailing Fees	77,422	29,522
Trustee Fees	27,505	9,039
Custody Fees	40,507	19,015
Audit Fees	51,838	14,238
Chief Compliance Officer Fees	16,979	9,828
Servicing Account Fees	22,441	22,634
Total Expenses	892,564	367,287
Expenses Reimbursed by the Advisor (Note 4)	(220,437)	(97,340)
Net Expenses	672,127	269,947

Net Investment Loss	(669,867)	(268,878)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	1,541,133	605,771
Net Change in Unrealized Deppreciation on Investments	(1,098,340)	(453,608)
Net Realized and Unrealized Gain on Investments	442,793	152,163

Net Decrease in Net Assets Resulting from Operations	$ (227,074)	$ (116,715)

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Absolute Return Fund		Market Neutral Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (669,867)	$ (649,643)	$ (268,878)	$ (206,451)
Net Realized Gain (Loss) on Investments	1,541,133	(895,542)	605,771	(220,638)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,098,340)	2,622,576	(453,608)	735,412
Net Increase (Decrease) in Net Assets Resulting from Operations	(227,074)	1,077,391	(116,715)	308,323

Capital Share Transactions:
Proceeds from Sale of Shares	128,644	261,140	84,549	260,616
Proceeds from merged funds (Note 9)	1,208,786	-	1,620,877	-
Proceeds from Early Redemption Fees	-	114	-	-
Cost of Shares Redeemed	(2,952,956)	(1,629,212)	(995,667)	(590,954)
Net Increase (Decrease) from Shareholder Activity	(1,615,526)	(1,367,958)	709,759	(330,338)

Net Assets:
Net Increase (Decrease) in Net Assets	(1,842,600)	(290,567)	593,044	(22,015)
Beginning of Period	9,725,628	10,016,195	2,742,212	2,764,227
End of Period	$ 7,883,028	$ 9,725,628	$ 3,335,256	$ 2,742,212

Undistributed Net Investment Loss	-	-	-	-

Share Transactions:
Shares Sold	61,185	154,018	19,007	72,648
Shares Issued from merged funds (Note 9)	570,154	-	362,596	-
Shares Redeemed	(1,406,867)	(898,725)	(226,164)	(156,838)
Net Increase (Decrease) in Shares	(775,528)	(744,707)	155,439	(84,190)
Outstanding at Beginning of Period	4,731,824	5,476,531	640,493	724,683
Outstanding at End of Period	3,956,296	4,731,824	795,932	640,493

The accompanying notes are an integral part of these financial statements.

Embarcadero Absolute Return Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2010		12/31/2009		12/31/2008		12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 2.06		$ 1.83		$ 4.24		$ 4.60	$ 4.15

Income (Loss) From Investment Operations:
Net Investment Loss	(0.15)	*	(0.13)	*	(0.23)	*	(0.25)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.08		0.36		(2.18)		(0.11)	0.63
Total from Investment Operations	(0.07)		0.23		(2.41)		(0.36)	0.45

Proceeds from Redemption Fees **	-		-		-		-	-

Net Asset Value, at End of Period	$ 1.99		$ 2.06		$ 1.83		$ 4.24	$ 4.60

Total Return ***	(3.40)%		12.57%		(56.84)%		(7.83)%	10.84%

Net Assets at End of Period (Thousands)	$ 7,883		$ 9,726		$ 10,016		$ 22,211	$ 35,450
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	7.14%		7.62%		8.27%		4.76%	3.70%
Net of waivers and reimbursements and expenses and before
expenses paid indirectly by brokers (1)	7.14%		7.62%		8.89%		5.03%	4.44%
Before waivers and reimbursements and expenses paid indirectly
by brokers	9.49%		7.62%		9.80%		5.88%	4.81%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	(7.12)%		(7.08)%		(7.86)%		(4.70)%	(3.46)%
Before waivers and reimbursements and expenses paid indirectly
by brokers	(9.47)%		(7.08)%		(9.39)%		(5.82)%	(4.57)%
Portfolio Turnover	0%		127%		560%		245%	778%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the year ended December 31, 2009, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2010		12/31/2009		12/31/2008		12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 4.28		$ 3.81		$ 8.77		$ 9.64	$ 9.07

Income (Loss) From Investment Operations:
Net Investment Loss	(0.33)	*	(0.30)	*	(0.47)	*	(0.61)	(0.39)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24		0.77		(4.49)		(0.26)	0.96
Total from Investment Operations	(0.09)		0.47		(4.96)		(0.87)	0.57

Proceeds from Redemption Fees **	-		-		-		-	-

Net Asset Value, at End of Period	$ 4.19		$ 4.28		$ 3.81		$ 8.77	$ 9.64

Total Return ***	(2.10)%		12.34%		(56.56)%		(9.03)%	6.29%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,335		$ 2,742		$ 2,764		$ 7,758	$ 12,112
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	7.49%		8.68%		7.92%		5.38%	3.81%
Net of waivers and reimbursements of expense and before
expenses paid indirectly by brokers (1)	7.49%		8.68%		8.68%		5.90%	4.95%
Before waivers and reimbursements on expenses paid indirectly
by brokers	10.19%		8.68%		9.37%		6.78%	5.31%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	(7.46)%		(7.81)%		(7.60)%		(5.33)%	(3.30)%
Before waivers and reimbursements on expenses paid indirectly
by brokers	(10.16)%		(7.81)%		(9.04)%		(6.73)%	(4.81)%
Portfolio Turnover	0%		122%		683%		249%	817%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the year ended December 31, 2009, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1. ORGANIZATION

Embarcadero Funds, Inc. (the "Company") (formerly known as the Van Wagoner Funds, Inc.) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Absolute Return Fund (formerly known as the Small-Cap Growth Fund) and the Market Neutral Fund (formerly known as the All-Cap Growth Fund) (“the Funds”) are separate diversified investment portfolios of Embarcadero Funds, Inc.

During 2010, three other series of the Company were reorganized into the Funds (see Note 9).  In December 2010, shareholders of the Funds approved the reorganization of the Funds into the Tanaka Growth Fund (see Notes 9, 10 and 11).  These latter reorganizations were consummated on January 25, 2011, and the Funds no longer have any shareholders.

The Funds were invested in money market funds or instruments for most of 2010.  During this time, they were not able to achieve their investment objectives.

The Securities and Exchange Commission issued an exemptive order under Section 6 (c) of the 1940 Act granting an exemption from Section 15(a) of the 1940 Act and Rule 18f-2 under that 1940 Act and certain disclosure requirements to the Funds on July 20, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(A) INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, Van Wagoner Capital Management, Inc. (the “Advisor”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Return Fund
	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 7,792,811	$ -	$ -	$ 7,792,811
Total Investments	$ 7,792,811	$ -	$ -	$ 7,792,811

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 3,310,644	$ -	$ -	$ 3,310,644
Total Investments	$ 3,310,644	$ -	$ -	$ 3,310,644

There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

In connection with the various reorganizations (see Note 9), and the change in investment strategies for the Funds, investments for the Funds were converted into cash equivalents during January 2010. The new investment strategies were not able to be implemented and the Board approved the reorganization of the Funds into the Tanaka Growth Fund (see Note 10 & 11).

 (B) NEW ACCOUNTING PRONOUNCEMENT – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact, if any, this disclosure may have on the Fund’s financial statements.

(C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(D) DISTRIBUTIONS TO SHAREHOLDERS AND RECLASSIFICATION OF CAPITAL ACCOUNTS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

No distributions were made for the years ended December 31, 2010 and 2009. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP; these reclassifications primarily relate to net operating losses expiration of net capital loss carryforwards and capital losses available from merged funds.

As of December 31, 2010 the following reclassifications were recorded:

Fund	Increase/(Decrease) Accumulated Net Income	(Increase)/Decrease Accumulated Net Realized Losses	Increase/(Decrease) Paid-In-Capital
Absolute Return	$669,867	$173,274,999	$(173,944,866)
Market Neutral	$268,878	$23,432,198	$(23,701,076)

(E)   FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007-2009, or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(F)  OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. TAX COMPONENTS OF CAPITAL

At December 31, 2010, the components of accumulated earnings/deficit on a tax basis were as follows:

Fund	Net Unrealized Appreciation on Investments	Accumulated Capital And Other Losses	Total Accumulated Earnings/Deficit
Absolute Return	$ --	$(116,576,765)	$(116,576,765)
Market Neutral	$ --	$(29,376,932)	$(29,376,932)

The Absolute Return Fund utilized $1,412,456 of capital loss carryforwards for the year ended December 31, 2010, and $173,409,812 capital loss carryforwards expired at the end of December 31, 2010.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

The Market Neutral Fund utilized $474,279 of capital loss carryforwards for the year ended December 31, 2010, and $23,612,342 capital loss carryforwards expired at the end of December 31, 2010.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2010 as follows:

Date of Expiration	Absolute Return Fund	Market Neutral Fund
2011	73,869,977	19,406,798
2012	23,701,602	5,338,709
2013	9,299,078	679,356
2015	1,210,497	116,183
2016	6,034,189	3,170,109
2017	2,461,422	665,777
Total	$116,576,765	$ 29,376,932

For the Absolute Return Fund certain capital loss carryforwards of $1,017,570 acquired in the various reorganizations are subject to annual limitations as to use. These carryforwards expire in 2015.

For the Market Neutral Fund certain capital loss carryforwards of $180,144 acquired in the various reorganization are subject to annual limitations as to use. These carryforwards expire in 2012.

4. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Van Wagoner Capital Management, Inc. (the “Advisor”) serves as investment advisor for the Absolute Return Fund and Market Neutral Fund.  The Absolute Return Fund and Market Neutral Fund pay the Advisor an annual management fee of 2.00% (1.25% and 1.15% prior to January 31, 2010) of average daily net assets, respectively. In addition, the Absolute Return Fund and Market Neutral Fund were subject to an expense limitation of 2.99% (effective January 31, 2010) through July 26, 2010.  The Advisor had agreed to waive all or a portion of any advisory fees it may earn from these Funds, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and merger expenses and extraordinary items) from exceeding 2.99% of these Fund’s average daily net assets until July 26, 2010. During the year ended December 31, 2010 the Advisor earned $181,696 and $77,337 from the Absolute Return Fund and Market Neutral Fund, respectively. For the year ended December 31, 2010 the Advisor reimbursed expenses of $220,437, and $97,340 for the Absolute Return Fund and Market Neutral Fund, respectively.

Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) provides the Funds with accounting services pursuant to an accounting services agreement.  The services include the day-to-day fund accounting, maintenance of its records, preparation of reports, and assistance in the preparation and filing of the Company's various regulatory filings under federal and state laws.

5. SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2010, were as follows:

Fund	Purchases	Sales
Absolute Return	$--	$7,551,449
Market Neutral	$--	$2,697,019

7. CONTINGENCIES

INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the       counterparties to those contracts. The Company has not made any payments related to such arrangements for the year ended December 31, 2010. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

8. ACCOUNTS RECEIVABLE-OTHER

The accounts receivable-other of $102,681 for the Absolute Return Fund and $46,132 for the Market Neutral Fund represents refunds due from the Funds’ insurance broker.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

9. REORGANIZATIONS

In connection with the approved merger of the Funds into the Tanaka Growth Fund (See Note 10), the Funds, on December 23, 2010 (merger approval), accelerated the amortization of the prepaid directors and officers tail insurance which was to expire on January 29, 2013.  As of December 31, 2010, Absolute Return and Market Neutral had $48,391 and $12,554, respectively, of unamortized prepaid officers and directors tail insurance which will be amortized through the merger date.  In addition, in connection with this reorganization, the Funds are accruing certain close-out costs over the close-out period from December 23, 2010 (merger approval) to January 25, 2011 (merger date).  As of December 31, 2010, Absolute Return and Market Neutral have accrued $16,402 and $7,029 respectively, of the close-out costs and is included in accrued expenses in the Statement of Assets and Liabilities.  Total estimated close-out costs are $74,309 for Absolute Return and $31,846 for Market Neutral.

In March 2010, following shareholder approval, Absolute Return Fund II, a former series of the Company, was reorganized into the Small-Cap Growth Fund, which was renamed the Absolute Return Fund.  Also in March 2010, Market Neutral Fund II and Alternative Strategies Fund, two former series of the Company, were reorganized into the All-Cap Growth Fund, which was renamed the Market Neutral Fund.  In these reorganizations, the Absolute Return Fund and the Market Neutral Fund acquired substantially all of the assets and liabilities of the former series in a tax-free transaction in exchange for an equal aggregate value of newly-issued shares of the Funds.  The former series distributed the shares of the Funds to the former series’ shareholders in an amount equal to the aggregate net asset value of the series’ shares, as determined at the close of business of the closing.  Upon the closing of the reorganizations, the Absolute Return Fund issued 570,154 shares in exchange for net assets of the former series of the Company valued at $1,208,786, and the Market Neutral Fund issued 362,596 shares in exchange for net assets of the two former series of the Company valued at $1,044,636 and $576,241.  The investment portfolios of the former series were the principal assets acquired by the Absolute Return Fund and Market Neutral Fund.  Following the reorganizations, the value of the Absolute Return Fund was $10,399,249; immediately prior to the reorganization the value was $9,190,463.  Following the reorganizations, the value of the Market Neutral Fund was $4,344,481; immediately prior to the reorganization the value was $2,723,604.  The exchange of shares was intended to qualify as a tax-free reorganization for federal income tax purposes.

10.  SHAREHOLDER VOTING RESULTS (Unaudited)

At a special meeting of the Board of Directors held on June 25, 2010, the Board, including the Directors who are not considered “interested persons” of the Embarcadero Funds, Inc. (the “Company”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed among other matters, a proposal from Van Wagoner Capital Management, Inc., the Advisor, to reorganize the series of the Company into a series of Tanaka Funds, Inc.  An Agreement and Plan of Reorganization (“Plan”) concerning the proposal together with related resolutions required to affect such Plan was presented to the Board of Directors and approved unanimously, such action taken by unanimous written consent of the Board of Directors in July 2010.

On December 23, 2010, the Company held a Special Meeting of Shareholders for the Absolute Return Fund and the Market Neutral Fund.

The following report on the voting record for shareholders of the Absolute Return Fund with respect to the proposal was then presented:

Absolute Return Fund

Proposal 1: To approve an Agreement and Plan of Reorganization among the Company, the Absolute Return Fund and Tanaka Funds, Inc. on behalf of Tanaka Growth Fund, allowing for the transfer of all of the Absolute Return Fund’s assets and the assumption of all the liabilities of the Absolute Return Fund in exchange solely for the Class R shares of the Tanaka Growth Fund.

For

Against

Abstain

2,027,432

40,910

79,836

94.38%

1.90%

3.72%

The following report on the voting record for shareholders of the Market Neutral Fund with respect to the proposal was then presented:

Market Neutral Fund

Proposal 1: To approve an Agreement and Plan of Reorganization among the Company, the Market Neutral Fund and Tanaka Funds, Inc. on behalf of Tanaka Growth Fund, allowing for the transfer of all of the Market Neutral Fund’s assets and the assumption of all the liabilities of the Market Neutral Fund in exchange solely for the Class R shares of the Tanaka Growth Fund.

For

Against

Abstain

376,786

31,194

17,034

88.65%

7.34%

4.01%

11.  SUBSEQUENT EVENT

On January 25, 2011, the Absolute Return Fund and the Market Neutral Fund, pursuant to shareholder approval, transferred all of the Funds’ assets and liabilities of the Funds in exchange for the Class R Shares of the Tanaka Growth Fund.  The Company anticipates filing Form N-8F “Application for Deregistration of Certain Registered Investment Companies” with the Securities and Exchange Commission for the purpose of deregistering as an investment company.  The Company no longer has any shareholders.

Other than the matter described above, there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

The Embarcadero Funds, Inc.

San Francisco, California

We have audited the accompanying statements of assets and liabilities of the Absolute Return Fund (formerly Small-Cap Growth Fund) and Market Neutral Fund (formerly All-Cap Fund Growth), each a series of the Embarcadero Funds, Inc., including the schedules of investments as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Absolute Return Fund and Market Neutral Fund, as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 16, 2011

Embarcadero Funds
Expense Illustration
December 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Embarcadero Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; or exchange fees. A redemption fee of 2.00% on shares redeemed within 90 days of purchase was implemented on January 1, 2009. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table,  together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expenses

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/2010	12/31/2010	7/1/2010 to 12/31/2010	7/1/2010 to 12/31/2010
Absolute Return Fund	$1,000.00	$947.62	$57.04	11.62%
Market Neutral Fund	$1,000.00	$954.44	$47.49	9.64%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Expenses (5% Annual Return before expenses)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/2010	12/31/2010	7/1/2010 to 12/31/2010	7/1/2010 to 12/31/2010
Absolute Return Fund	$1,000.00	$966.63	$57.60	11.62%
Market Neutral Fund	$1,000.00	$976.61	$48.03	9.64%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EMBARCADERO FUNDS  DIRECTORS AND OFFICERS

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board.  The Board currently consists of four Directors who are not “interested persons” of the Company or the Funds as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors”).  Information regarding the Board and the officers of the Funds (as of the date of this report), including the principal business occupations during the last five years, is set forth below.  The mailing address of the directors and officers is 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111.

Additional information about the Company’s directors is available in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-228-2121.

Independent Directors

Principal Occupation(s) During Past Five Years

Mary Avella Director Indefinite, until successor elected. Served as a Director since September 2008. Age: 46

Managing Member, Athena Fund Advisors, LLC, since 2009; Director, WTAS LLC, 2008 to 2009; Chief Financial Officer, Tano Capital, LLC, 2006 to 2008; West Coast Head of BISYS Alternative Investment Services, 2005 to 2006.

Brian Dombkowski Director Indefinite, until successor elected. Served as a Director since September 2008. Age: 39

Chief Investment Officer, Sand Hill Global Advisors, LLC, since 2010; Co-Chief Investment Officer, Stafford Capital Management, 2006 to 2009; Senior Portfolio Manager and Co-Chief Investment Officer (starting in 2001) for Midcap product class, RCM Capital Management, 1995 to 2005.

Greg Linn Director Indefinite, until successor elected. Served as a Director since January 2007. Age: 55	Proprietor, Ambullneo Vineyards, a producer of fine wines, since 2001.
Edward C. Peterson Director Indefinite, until successor elected. Served as a Director since January 2007. Age: 57	Vice President, Peterson and Collins, Inc., a commercial, industrial and single-family housing construction company, since 1977.

Officers

Principal Occupation(s) During Past Five Years

Edwin Restrepo President and Treasurer Indefinite, until successor elected. Age: 45	President and Treasurer (since April 2010); President and Founder Screaming Eagle Trading Inc. (broker –dealer) from 2003 to 2009.

 EMBARCADERO FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

Proxy Voting Policy and Voting Record

The Adviser is responsible for exercising the voting rights, if any, associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

In addition, each Fund’s complete proxy voting record for the most recent 12 months ended June 30, is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Information Regarding the Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free 1-800-228-2121.

1-800-228-2121

                 This report is provided for the general information of the shareholders of the Embarcadero Funds. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined at this time not to name an audit committee financial expert. In light, of the Funds’ operations, investments and ultimate reorganization having an audit committee member serve as the audit committee financial expert has not been necessary.  At this time all of the members of the Audit Committee are “independent”, as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagement for those fiscal years were:

Audit Fees:

December 31, 2009

December 31, 2010

$42,500

$39,000

(b) Audit Related Fees:

The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item for those fiscal years were:

Audit Related Fees:

December 31, 2009

December 31, 2010

$0

$0

(c) Tax Fees:

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for those fiscal years were:

Tax Fees:

December 31, 2009

December 31, 2010

$12,500

$6,000

(d) All Other Fees:

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

All Other Fees:

December 31, 2009

December 31, 2010

$0

$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the registrant or the investment adviser if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant.

(e)(2)  No services included in paragraphs (b) through (d) of this Item, as applicable, were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  For the fiscal year ended December 31, 2010, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were $6,000.  For the fiscal year ended December 31, 2009, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were $12,500.  During these periods, no non-audit fees were billed to the registrant’s investment adviser.

(h) The audit committee considered whether the provisions of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

The registrant has a separately designated audit committee consisting of the following members:  Mary Avella, Brian Dombkowski and Edward Peterson, each of whom is not an “interested person” of the registrant as defined by the Investment Company Act of 1940, as amended.

Item 6. Investments.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provide disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulations S-K (17 CFR 229.407)(as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  The registrant’s Code of Ethics is attached hereto as Exhibit 12(a)(1).

(a)(2)  The certification required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhbit.99.12.A.2Cert.

(a)(3)  Not applicable.

(a)(4) The certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.12.B.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Embarcadero Funds, Inc.

By __________________

* /s/Edwin Restrepo

Edwin Restrepo

President and Treasurer

Date: March 24, 2011

*Print the name and title of each signing officer under his or her signature.